UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2011

Shares		Market Value
	COMMON STOCK - 94.98%
	APPAREL - 3.93%
173,450	Columbia Sportswear Co.	$ 8,074,097

	CHEMICALS - 3.65%
433,600	Solutia, Inc. *	7,492,608

	COAL - 1.97%
583,900	James River Coal Co. *	4,040,588

	CONSTRUCTION SERVICES - 9.52%
257,800	Chicago Bridge & Iron Co. NV	9,744,840
279,500	URS Corp. *	9,816,040
		19,560,880
	ENERGY - 4.75%
171,800	OGE Energy Corp.	9,742,778

	ENVIRONMENTAL CONTROL - 5.13%
791,900	Darling International, Inc. *	10,524,351

	FINANCIAL SERVICES - 4.24%
90,800	Affiliated Managers Group, Inc. *	8,712,260

	FOOD - 7.47%
143,300	Sanderson Farms, Inc.	7,183,629
336,200	Smithfield Foods, Inc. *	8,162,936
		15,346,565
	HEALTHCARE-SERVICES - 4.69%
243,257	Centene Corp. *	9,630,545

	HOME BUILDERS - 3.30%
247,200	Thor Industries, Inc.	6,780,696

	HOUSEWARES - 2.10%
267,300	Newell Rubbermaid, Inc.	4,316,895

	MACHINERY - 16.62%
227,300	AGCO Corp. *	9,767,081
51,000	Cascade Corp.	2,405,670
61,500	Flowserve Corp.	6,108,180
97,800	Middleby Corp. *	9,197,112
161,700	Nordson Corp.	6,658,806
		34,136,849
	METAL FABRICATE / HARDWARE - 3.39%
179,766	Timken Co.	6,958,742

	MISCELLANEOUS MANUFACTURING - 12.84%
331,000	Brink's Co.	8,897,280
225,725	Koppers Holdings, Inc.	7,755,911
323,500	Trinity Industries, Inc.	9,724,410
		26,377,601
	RECREATIONAL PRODUCTS - 3.45%
126,600	Polaris Industries, Inc.	7,087,068

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2011

Shares		Market Value
	RETAIL - 3.57%
104,600	Tractor Supply Co.	$ 7,337,690

	SOFTWARE - 4.36%
397,300	Broadridge Financial Solutions, Inc.	8,959,115

	TOTAL COMMON STOCK	195,079,328
	( Cost - $180,646,018)

	SHORT-TERM INVESTMENTS - 13.12%
26,946,991	Dreyfus Institutional Reserve Money Market Fund, 0.00% **	26,946,991
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $26,946,991)

	TOTAL INVESTMENTS - 108.10%
	( Cost - $207,593,009)	$ 222,026,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.10) %	(16,635,369)
	NET ASSETS - 100.00%	$ 205,390,950

	At December 31, 2011, net unrealized appreciation (depreciation) on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:	$ 22,671,896
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:	(8,238,586)
	Net unrealized appreciation	$ 14,433,310

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2011.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2011

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 195,079,328	$ -	$ -	$ 195,079,328
Short-Term	$ 26,946,991	-	-	$ 26,946,991
Total	$ 222,026,319	$ -	$ -	$ 222,026,319
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in to or out of Level 1 and Level 2 during the current reporting period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Please refer to the Schedule of Investments for Industry Classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/29/12